SUBSEQUENT EVENTS (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended	0 Months Ended
	Apr. 12, 2011	Jul. 25, 2012 Dividend Declared [Member]	Jul. 19, 2012 Nusantara Regas Satu [Member]	Jul. 11, 2012 Issuance of Equity [Member]
Subsequent Event [Line Items]
Common partnership units sold (in units)	13,800,000			6,325,000
Options granted to underwriters due to overallotment (in units)				825,000
Public offering price per share (in dollars per share)				$ 30.95
Proceeds from issuance of partnership units				$ 195.8
General partner contribution				4.6
Percentage ownership maintained by General Partnership (in hundredths)				2.00%
Common partnership units sold in private placement (in units)				969,305
Private offering price per share (in dollars per share)				$ 30.95
Gross proceeds from sale of units				223
Business acquisition purchase price			385
Financing attributable to acquisition			155
Term of acquisition financing arrangement			3 years
Interest rate of financing arrangement (in hundredths)			6.75%
Date of dividends declaration		Jul. 25, 2012
Cash distribution (in dollars per share)		$ 0.44
Cash distribution payable		$ 20.8
Date of payment of cash distribution		Aug. 15, 2012
Date of record of cash distribution		Aug. 03, 2012